VARIABLE INTEREST ENTITIES ("VIEs")	12 Months Ended
Dec. 31, 2024
VARIABLE INTEREST ENTITIES [Abstract]
VARIABLE INTEREST ENTITIES ("VIEs")	VARIABLE INTEREST ENTITIES (“VIEs”)
Lessor VIEs

As part of the original transactions that were entered into by Golar, certain vessels we acquired under the Vessel SPA had been sold and then subsequently leased back on a bareboat charter, with options available to the Predecessor to repurchase each vessel at fixed predetermined amounts during their respective charter periods and an obligation to repurchase each vessel at the end of each vessel's respective lease period.

Following completion of the acquisition of all of the vessels under the Vessel SPA which completed in April 2022, only two of the existing seven sale and leaseback arrangements, secured by Kool Ice and Kool Kelvin, were novated and assumed by the Company. The remaining five sale and leaseback arrangements were repurchased by GSVM prior to disposal and refinanced by us with our $570 million senior secured sustainability linked term loan facility (Note 19). Consequently, this resulted in the deconsolidation of the five lessor VIEs by the Predecessor against the non-controlling interest of $115.4 million.

As of December 31, 2023, we leased two vessels (Kool Ice and Kool Kelvin) from lessor VIEs as part of sale and leaseback agreements with ICBC Finance Leasing Co. Ltd. (“ICBCL”) entities and equity attributable to ICBCL in lessor VIEs was included in non-controlling interests in our consolidated statements of operations and statements of changes in equity within the consolidated successor balance sheets.

On November 14, 2024, the Company exercised its options to repurchase Kool Ice and Kool Kelvin for a total purchase price of $148.4 million. After exercising the repurchase options, the Company no longer has a controlling financial interest in the lessor SPVs, and therefore, upon closing of the repurchase options, the Company deconsolidated the Lessor SPVs from its consolidated financial statements. As a result, the equity attributable to ICBCL in Lessor SPVs amounting to $73.2 million, included within non-controlling interests on our consolidated balance sheets and consolidated statements of changes in equity, has been deconsolidated. There is no gain or loss to be recognized from exiting this financing arrangement.

As of December 31, 2024 and 2023, the carrying values of the vessels Kool Ice and Kool Kelvin are reported under “Vessels and equipment, net” in our consolidated balance sheets.
The assets and liabilities of the lessor VIEs that most significantly impacted our consolidated balance sheets are as follows:

(in thousands of $)	December 31, 2024 (1)	December 31, 2023
Assets:
Restricted cash and short-term deposits	—	3,350

Liabilities:
Current portion of long-term debt and short-term debt (Note 19)(2)	—	(79,453)
Accrued expenses(3)	—	(24,827)
Total liabilities	—	(104,280)

(1) As of December 31, 2024, the Company does not hold a controlling financial interest in any lessor SPVs, therefore no lessor VIEs balances were consolidated in our results.

(2) Where applicable, these balances were net of deferred finance charges (Note 19).

(3) Included accrued interest of lessor VIEs debt which, although previously consolidated into our results, we had no control over the arrangements negotiated by these lessor VIEs including the repayment profiles.

The most significant impact of the lessor VIE's operations are shown below:

	Fiscal Year 2024	Fiscal Year 2023	Fiscal Year 2022
	Successor (Consolidated)	Successor (Consolidated)	Successor (Consolidated)	Predecessor (Combined Carve-out)
(in thousands of $)	January 1, 2024 to December 31, 2024	January 1, 2023 to December 31, 2023	Phased period from January 27, 2022 to December 31, 2022	Phased period from January 1, 2022 to June 30, 2022
Statements of operations:
Interest expense (1)	4,651	5,932	4,363	866
Statements of cash flows:
Net debt repayments	(32,119)	(39,306)	(47,742)	—
Net debt receipts	—	—	—	—
Financing costs paid	—	—	—	—
(1) During the Successor Period, the interest expense includes interest at contractual rates of $3.0 million (2023: $4.3 million) and amortization of fair value adjustments to assumed debt obligations upon acquisition of $1.6 million (2023: $1.6 million).